Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Line Items]
Goodwill
Note 8. Goodwill
Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022

Balance at January 1,	$64,953	$65,144
Goodwill acquired	34,773	—
Currency translation adjustments	325	(191)
Balance at December 31,	$100,051	$64,953
The goodwill balance as of December 31, 2023 and 2022 was acquired as part of Covestro, Origin, RPS, XAAR and other acquisitions, and was allocated as part of Stratasys-Core reporting unit.
During the fourth quarter of 2021, the Company performed its annual impairment test for goodwill impairment. Based on the Company's qualitative analysis, which considered the Company's market valuation, its operation results and projections, and the timing of its goodwill acquisitions, no goodwill was determined to be impaired as of December 31, 2021.
During the fourth quarter of 2022, the Company noted that indicators of potential impairment existed which required an interim goodwill impairment analysis for Stratasys-Core reporting unit. These indicators included sustained decline in the Company’s market capitalization during the last quarter primarily as a result of the global economy and the potential impact on the Company's business segment.
The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit significantly exceeded its carrying amount with a goodwill assigned to this reporting unit in the amount of $65.0 million. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Based on the Company’s assessment as of December 31, 2022, no goodwill was determined to be impaired.
Goodwill impairment assessment for the year ended December 31, 2023
During the fourth quarter of 2023, the Company performed its annual impairment test for goodwill impairment.
The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Core reporting unit and concluded that the fair value of Stratasys-Core reporting unit exceeded its carrying amount by approximately 34%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $100.0 million. When evaluating the fair value of Stratasys-Core reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 4 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long- term future growth determined based on the growth prospects of the reporting unit; and (c) a discount rate which reflects the weighted average cost of capital adjusted for the relevant risk associated with the Stratasys-Core reporting unit operations and the uncertainty inherent in the Company's internally developed forecasts.
In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.
Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary materially from the Company's plans, it may record impairment of goodwill allocated to this reporting unit in the future.
Based on the Company’s assessment as of December 31, 2023, no goodwill was determined to be impaired.
The Company will continue to monitor the fair value of its Stratasys-Core reporting unit to determine whether events and changes in circumstances such as further deterioration in the business climate or operating results, significant decline in the Company's share price, changes in management’s business strategy or downward changes of the Company's cash flows projections, warrant further interim impairment testing.